Recent Accounting Pronouncements Troubled Debt Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Receivables, Change in Method of Calculating Impairment, Recorded Investment	$ 23,663
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 2,819